SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Foreign currency translation adjustments	$ (87)	$ (1,923)	$ (1,850)
Total accumulated other comprehensive income (loss)	$ (87)	$ (1,923)	$ (1,850)